Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

NOTE 8 – LEASES

The Company leases office space and certain equipment under operating leases that expire between 2024 and 2030. The terms of the leases provide for rental payments with escalation clauses and contain options that allow the Company to extend or terminate the lease agreements.

Operating lease costs recorded in the accompanying consolidated statements of operations were $1,479,399 and $1,117,193 for the years ended December 31, 2023, and 2022.

The Company’s future lease payments, which are presented as current maturities of operating leases and noncurrent operating lease liabilities on the Company’s accompanying consolidated balance sheet as of December 31, 2023, including any optional extensions, are as follows:

Year Ended December 31,
2024	$909,296
2025	916,671
2026	927,671
2027	939,600
2028	876,385
Thereafter	1,085,258
Total lease payments	5,654,881
Less: imputed interest	(1,458,643)
Present value of lease liabilities	4,196,238
Less: current lease liabilities	(512,416)
Long-term lease liabilities	$3,683,822

The weighted average remaining lease term, including the optional extension, was 6.1 years and 5.9 years as of December 31, 2023, and 2022, respectively. The weighted average operating lease discount rate was 9.9% and 9.11% as of December 31, 2023, and 2022, respectively.

The Company does not recognize lease liabilities or lease assets on the consolidated balance sheets for short-term leases (leases with a lease term of twelve months or less as of the commencement date). Rather, any short-term lease payments are recognized as an expense on a straight-line basis over the lease term. The Company recognized expense of $132,080 for short-term lease commitments.

On January 15, 2021, Marpai Administrators entered into a sublease with an expiration date of November 30, 2023. The sublease calls for monthly rent payments of approximately $14,000 plus tax.

On July 18, 2023, Maestro entered into a sublease with an expiration date of July 31, 2027. The sublease calls for monthly rent payments of $40,000.

Sublease income recorded as other income for the years ended December 31, 2023, and 2022 was approximately $368,172 and $196,465, respectively.

The following is a summary as of December 31, 2023, of the contractual sublease income:

Year Ended December 31,
2024	$480,000
2025	480,000
2026	480,000
2027	280,000
Total sublease income	$1,720,000